Environmental rehabilitation provision (Tables)	12 Months Ended
Dec. 31, 2025
Environmental rehabilitation provision
Schedule of environmental rehabilitation provision

	2025	2024
	($)	($)
Balance – Beginning of period	90,803	76,729
New obligations and revision of estimates	23,169	13,495
Accretion expense	3,547	3,432
Payment of environmental rehabilitation obligations	(667)	(2,190)
Transfer to liabilities associated with asset held for sale (i)	(18,818)	—
Currency translation adjustment	1,145	(663)
Balance – End of period	99,179	90,803

Current portion	6,970	5,974
Non-current portion	92,209	84,829
	99,179	90,803

(i)	On November 24, 2025, the Company entered into an agreement to sell the San Antonio Gold Project. Accordingly, all assets related to the San Antonio Gold Project were reclassified to assets classified as held for sale as at December 31, 2025. The sale closed on January 27, 2026. Additional information is provided in Note 6 – Assets Classified as Held for Sale and discontinued operations.